SIGNIFICANT ACCOUNTING POLICIES - Customer loyalty program (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Customers loyalty program
SIGNIFICANT ACCOUNTING POLICIES
Contract liabilities	$ 7,420	$ 5,815